Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

18. Quarterly Financial Data (unaudited)

(IN MILLIONS, EXCEPT PER SHARE DATA)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Revenues	$1,334	$1,380	$1,418	$1,458
Operating income	157	240	283	282
Income from continuing operations before income taxes and equity in net income of affiliates	37	140	178	63
Discontinued operations, net of tax	(2)	—	(1)	(4)
Net income attributable to Nielsen stockholders	$25	$104	$105	$39

Net income per share of common stock, basic
Income from continuing operations	$0.07	$0.29	$0.30	$0.11
Discontinued operations, net of tax	(0.01)	—	—	(0.01)
Net income attributable to Nielsen stockholders	$0.07	$0.29	$0.29	$0.11

Net income per share of common stock, diluted
Income from continuing operations	$0.07	$0.29	$0.29	$0.11
Discontinued operations, net of tax	(0.01)	—	—	(0.01)
Net income attributable to Nielsen stockholders	$0.07	$0.28	$0.29	$0.11

(IN MILLIONS, EXCEPT PER SHARE DATA)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Revenues	$1,296	$1,390	$1,407	$1,414
Operating income	51	219	266	260
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates(1)	(312)	106	150	162
Discontinued operations, net of tax	(1)	—	—	2
Net (loss)/income attributable to Nielsen stockholders	$(182)	$69	$102	$95

Net (loss)/income per share of common stock, basic
(Loss)/income from continuing operations	$(0.54)	$0.19	$0.29	$0.26
Discontinued operations, net of tax	$—	$—	$—	$—
Net (loss)/income attributable to Nielsen stockholders	$(0.55)	$0.19	$0.28	$0.26

Net loss/income per share of common stock, diluted
(Loss)/income from continuing operations	$(0.54)	$0.19	$0.29	$0.25
Discontinued operations, net of tax	$—	$—	$—	$—
Net (loss)/income attributable to Nielsen stockholders	$(0.55)	$0.19	$0.28	$0.26

(1)	Includes $102 million for the termination and settlement of the Sponsor Advisory Agreement and $231 million for the redemption and retirement of certain indebtedness in conjunction with the Company’s initial public offering of common stock in the first quarter of 2011.